DEFERRED TRANSACTION COSTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Deferred Transaction Costs [Abstract]
Costs included in host's initial measurement	50.00%
Percentage of cost as deferred transaction costs.	50.00%